EMPLOYEE RETIREMENT BENEFITS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
EMPLOYEE RETIREMENT BENEFITS
Employee benefit contributions	$ 89,501	$ 101,318	$ 95,017	$ 124,667